Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Loss for the period	$ (22,414)	$ (15,193)	$ (39,799)	$ (28,897)
Items that may be reclassified to statement of loss
Currency translation adjustments	9,016	252	11,602	(9,139)
Total items that may be reclassified to statement of loss	9,016	252	11,602	(9,139)
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	46	(41)	93	(58)
Total items that will not be reclassified to statement of loss	46	(41)	93	(58)
Other comprehensive (loss) income for the period	9,062	211	11,695	(9,197)
Total comprehensive loss	(13,352)	(14,982)	(28,104)	(38,094)
Attributable to owners of the parent	$ (13,352)	$ (14,982)	$ (28,104)	$ (38,094)